PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 13.9	$ 12.3	$ 12.9
Additional equipment purchased	$ 23.9	$ 13.7	$ 7.2